Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Receivables, allowance for doubtful accounts	$ 0	$ 0
Property and equipment, accumulated dereciation	1,620	1,491
Short term debt, net of discount	$ 216	$ 0
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	50,000,000	50,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Affiliated Entity [Member]
Long term convertible debt discount	$ 0	$ 0